Cover	Jun. 10, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 10, 2026
Entity File Number	001-39696
Entity Registrant Name	COMPASS THERAPEUTICS, INC.
Entity Central Index Key	0001738021
Entity Tax Identification Number	82-4876496
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	80 Guest Street
Entity Address, Address Line Two	Suite 601
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02135
City Area Code	(617)
Local Phone Number	500-8099
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	CMPX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false